MATERIAL ACCOUNTING POLICY INFORMATION - Intangible Assets Other Than Goodwill (Details) (Details) - Private Equity	12 Months Ended
Dec. 31, 2023
Water and sewage concession agreements [Member]
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	50 years
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	40 years
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	20 years
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	20 years
Proprietary technology
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	15 years